SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Standards (Details) - CNY (¥) ¥ in Thousands	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Recently Issued Accounting Standards
Intangible assets		¥ 482,492	¥ 348,466
Other financing obligations		1,007,690	673,853
Construction in progress		2,632,137	¥ 1,951,844
Future minimum lease payments		¥ 702,475
ASU 2016-02 | Restatement Adjustment
Recently Issued Accounting Standards
Operating lease liabilities	¥ 483,607
ROU assets	513,961
Intangible assets	(44,552)
Other financing obligations	(331,917)
Construction in progress	(336,719)
Prepaid expenses	¥ 4,802